Note 5 - Prepaid Services	9 Months Ended
Sep. 30, 2013
Notes
Note 5 - Prepaid Services

NOTE 5 – PREPAID SERVICES

On February 4, 2013, the Company issued a total of 7,000,000 (post-split) shares of its common stock of to five individuals and five entities in exchange for consulting services, valued at $2,450,000. The $2,450,000 is being charged to operations over the three-year term of the respective agreement. Mr. Guy Peckham, the Company’s president, received 2,000,000 of the 7,000,000 shares issued. The 2,000,000 shares were valued at $700,000.

On October 30, 2012, the Company issued a total of 33,000,000 (post-split) shares of its common stock of to five individuals and five entities in exchange for consulting services, valued at $429,000. The $429,000 is being charged to operations over the three-year term of the respective agreement. As indicated in Note 6, Mr. Guy Peckham, the Company’s president, received 11,500,000 of the 33,000,000 shares issued. The 11,500,000 shares were valued at $149,500.

Consulting fees charged to operations during the three months ended September 30, 2013 and 2012 relating to these two transactions amounted to $239,917 and $0, respectively. Consulting fees charged to operations during the nine months ended September 30, 2013 and 2012 relating to these two transactions amounted to $638,643 and $0, respectively. The unamortized balance at September 30, 2013 was $2,216,411. Amortization expense over the remaining terms of the respective consulting agreement is as follows:

September 30,
2014	$959,667
2015	959,666
2016	297,077
$2,216,411